Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Commissions	$ 14,286	$ 7,965
Advances from customers and deferred revenues	12,900	6,155
Accrued employee compensation and related benefits	12,025	9,698
Accrued warranty costs	3,267	2,328
Government institutions	2,987	752
Accrued expenses	2,172	2,570
Operating lease obligations	711	736
Total other current liabilities	$ 48,348	$ 30,204